Disclosure of Net cash outflows from the business combination (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Net cash outflows from the business combination [Abstract]
Cash paid for the acquisition	₩ 156,700
Less : Cash and cash equivalents received	(2,389)
Net cash outflows from the business combination	₩ 154,311	₩ 0	₩ 0